WARRANTS AND OPTIONS (Details Narrative) - USD ($)													3 Months Ended		12 Months Ended
	Jul. 12, 2022	Feb. 11, 2022	Feb. 10, 2022	Feb. 10, 2022	Feb. 05, 2022	Feb. 03, 2022	Dec. 02, 2021	Sep. 08, 2021	Aug. 12, 2021	Jul. 22, 2021	Apr. 22, 2021	Jan. 05, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jul. 26, 2021	Jun. 30, 2021	Jun. 28, 2021	Apr. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and Rights Outstanding, Term																	3 years	5 years		3 years				5 years
Exercisable of warrants	448,096	15,099													448,096		536	7,667	375	948				1,000
Warrant exercise price	$ 27.50	$ 129.6875											$ 0.25		$ 0.25		$ 200.00	$ 200.00	$ 200.00	$ 200.00				$ 200.00
Equity method investment received		$ 1,566,659.00
Sale of Stock, Number of Shares Issued in Transaction	12,887,976.31
Stock Issued During Period, Shares, New Issues	20,372						50	155	155	650
Share Price	$ 27.75
Conversion of warrants											1,000		15,099		15,099
Warrants issued and outstanding																					375		250
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercise price	129.6875
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercise price	50.25
Prefunded Warrants To Calvary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercisable of warrants													936,937		936,937
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price													$ 21.50		$ 21.50
Additional Prefunded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercise price													$ 50.25		$ 129.6875
Private Investment In Public Equity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercisable of warrants			15,181	15,181
Warrant exercise price		$ 103.75
Armistice Capital Master Fund Ltd [Member] | Private Investment In Public Equity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercisable of warrants			101,205	101,205
Warrant exercise price			$ 129.6875	$ 129.6875
Armistice Capital Master Fund Ltd [Member] | Private Investment In Public Equity [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercise price	129.6875
Armistice Capital Master Fund Ltd [Member] | Private Investment In Public Equity [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercise price	$ 50.25
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercisable of warrants	936,937
Warrant exercise price	$ 21.50
Stock Issued During Period, Shares, New Issues												155		106,345	106,345	1,786
Conversion of warrants			10,500,000		7,443	7,443
Common Stock [Member] | Subscription Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from Equity Method Investment, Distribution				$ 10,500,000
Stock Repurchased During Period, Shares				101,205
Sale of Stock, Price Per Share			$ 103.75	$ 103.75
Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant exercise price	$ 27.75														$ 27.50
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued and outstanding															1,096,455							750
Warrants issued and outstanding													1,096,455		28,071